Assets and Liabilities Held for Sale	21 Months Ended
Sep. 30, 2020
Assets and Liabilities Held for Sale
Assets and Liabilities Held for Sale

Note 4. Assets and Liabilities Held for Sale

On November 30, 2018, American Life entered into an Assumption and Indemnity Reinsurance Agreement (“Reinsurance Agreement”) with Unified Life Insurance Company (“Unified”), a Texas domiciled stock insurance company. The Reinsurance Agreement provides that American Life ceded and Unified agreed to reinsure, on an indemnity reinsurance basis, 100% of the liabilities and obligations under substantially all of American Life’s life, annuity, and health policies (“Policies”). The Agreement closed on December 10, 2018, as previously disclosed in Midwest’s Current Report on Form 8‑K filed with the Securities and Exchange Commission (the “SEC”) on December 12, 2018. The effective date of the Agreement was July 1, 2018.

After the closing of the Reinsurance Agreement, Unified began the process of preparing and delivering certificates of assumption and other materials to policyholders of American Life in order to effect an assumption of the Policies by Unified such that all of American Life’s rights and obligations under the policies arising on and after July 1, 2018 would be completely assumed by Unified without further indemnification or other obligations, except for liabilities, claims and obligations incurred before July 1, 2018. Unified is obligated to indemnify American Life against all liabilities and claims and all of its policy obligations from and after July 1, 2018.

As of September 30, 2020 and December 31, 2019, 89% and 79%, respectively, of the indemnity policies were converted to assumptive policies thereby releasing American Life from its legal obligations related to those policies.

The consideration paid by Unified to American Life under the Reinsurance Agreement upon closing was $3,500,000 (“Ceding Commission”), subject to minor settlement adjustments. At closing, American Life transferred the Statutory Reserves and Liabilities, as defined in the Reinsurance Agreement, directly related to the policies, to Unified.

The Ceding Commission is being amortized on a straight-line basis over the life of the policies. When the policies are converted to assumptive, meaning American Life has no liability exposure for those policies, the remaining Ceding Commission will be recognized in our income statement.

Our balance sheet was required to be restated for all periods shown with the assets and liabilities which were ceded by American Life to Unified into separate line items as assets and liabilities held for sale.

The table below summarizes the assets and liabilities that are included in discontinued operations as of September 30, 2020 and as of December 31, 2019:

	As of September 30,	As of December 31,
	2020	2019
Carrying amounts of major classes of assets included as part of discontinued operations:
Policy loans	$35,302	$50,387
Reinsurance recoverables	1,043,985	3,569,849
Premiums receivable	23,490	33,512
Total assets held for sale in the Consolidated Balance Sheet	$1,102,777	$3,653,748
Carrying amounts of major classes of liabilities included as part of discontinued operations:
Benefit reserves	$594,603	$1,403,953
Policy claims	35,302	28,203
Deposit-type contracts	474,943	2,209,195
Advance premiums	593	2,226
Accounts payable and accrued expenses	5,672	3,290
Total liabilities held for sale in the Consolidated Balance Sheets	$1,111,113	$3,646,867

The table below summarizes the assets and liabilities that are included in discontinued operations for the years ended December 31, 2019 and 2018:

	As of December 31,	As of December 31,
	2019	2018
Carrying amounts of major classes of assets included as part of discontinued operations:
Policy loans	$50,387	$366,849
Reinsurance recoverables	3,569,849	20,359,326
Premiums receivable	33,512	210,896
Total assets held for sale in the Consolidated Balance Sheet	$3,653,748	$20,937,071
Carrying amounts of major classes of liabilities included as part of discontinued operations:
Benefit reserves	$1,403,953	$9,799,834
Policy claims	28,203	127,666
Deposit-type contracts	2,209,195	11,050,139
Advance premiums	2,226	21,699
Accounts payable and accrued expenses	3,290	53,395
Total liabilities held for sale in the Consolidated Balance Sheets	$3,646,867	$21,052,733

The income statement for 2018 was also required to be restated shown breaking out the net income between continuing operations and discontinued operations.

Year ended December 31,
2018
Major line items constituting pretax loss of discontinued operations:
Premiums	$933,980
Death and other benefits	(421,448)
Interest credited	(192,008)
Increase in benefit reserves	(41,790)
Amortization of deferred acquisition costs	(202,913)
Other operating expenses	(104,105)
Loss on discontinued operations	$(28,284)

There were no items in 2019 or for the nine months ended, September 30, 2020 that were reclassified as discontinued operations.